Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000029750 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%
C000029750 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000029750 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000029750 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000029750 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000029750 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000000400 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%
C000000400 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000000400 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000000400 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000000400 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000000400 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000000397 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000000397 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000000397 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000000397 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000000397 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000000397 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000029748 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000029748 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000029748 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000029748 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000029748 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000029748 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000173346 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000173346 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173346 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173346 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173346 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173346 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000173345 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000173345 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173345 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173345 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173345 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173345 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000173347 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000173347 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173347 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173347 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173347 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173347 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000173348 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	51.60%
C000173348 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000173348 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173348 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000173348 [Member] | Ninety One to 180 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173348 [Member] | One Hundred Eighty One [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%